UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868

Signature, Place and Date of Signing:


/s/ Peter Hofbauer            New York, New York            February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $2,578,218
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10575                      Delta Offshore, Ltd.
2.        28-10576                      Delta Institutional, LP
3.        28-10829                      Trafelet & Company Advisors, LLC
4.        28-                           Delta Onshore, LP
5.        28-                           Delta Pleiades, LP

                                                     FORM 13F INFORMATION TABLE

                                                       Trafelet & Company, LLC
                                                          December 31, 2005
                                                     Value     Shares     SH/ Put/  Investment       Other       Voting Authority
             Issuer              Type    Cusip       x 1000    Prn Amt    PRN Call  Discretion       Mngrs      Sole Shared     None
             ------              ----    -----       ------    -------    --- ----  ----------       -----      ---- ------     ----
AKAMAI TECHNOLOGIES INC          COM     00971T101    14,748      740,000 SH        SHARED-DEFINED   1,2,3,4,5         740,000  -
AMERICAN COMMERCIAL LINES        COM     025195207    50,859    1,677,400 SH        SHARED-DEFINED   1,2,3,4,5       1,677,400  -
AMR CORP                         COM     001765106   183,658    8,261,700 SH        SHARED-DEFINED   1,2,3,4,5       8,261,700  -
AMR CORP                         COM     001765106    93,033    4,185,000 SH  CALL  SHARED-DEFINED   1,2,3,4,5       4,185,000  -
ANTEON INTL CORP                 COM     03674E108    15,386      283,100 SH        SHARED-DEFINED   1,2,3,4,5         283,100  -
ARMOR HOLDINGS INC               COM     042260109    17,060      400,000 SH        SHARED-DEFINED   1,2,3,4,5         400,000  -
BANKRATE INC                     COM     06646V108    45,833    1,552,600 SH        SHARED-DEFINED   1,2,3,4,5       1,552,600  -
BE AEROSPACE INC                 COM     073302101    20,566      934,800 SH        SHARED-DEFINED   1,2,3,4,5         934,800  -
CANADIAN NAT RES LTD             COM     136385101    62,640    1,262,400 SH        SHARED-DEFINED   1,2,3,4,5       1,262,400  -
CEMEX SA                         SPON
                                 ADR 5
                                 ORD     151290889    23,732      400,000 SH        SHARED-DEFINED   1,2,3,4,5         400,000  -
CHICAGO MERCANTILE HLDGS INC     CL A    167760107    41,710      113,500 SH        SHARED-DEFINED   1,2,3,4,5         113,500  -
CONSOL ENERGY INC                COM     20854P109    83,365    1,279,000 SH        SHARED-DEFINED   1,2,3,4,5       1,279,000  -
COVANTA HLDG CORP                COM     22282E102     7,504      498,288 SH        SHARED-DEFINED   1,2,3,4,5         498,288  -
CROWN HOLDINGS INC               COM     228368106    19,485      997,700 SH        SHARED-DEFINED   1,2,3,4,5         997,700  -
DENNYS CORP                      COM     24869P104    59,165   14,681,315 SH        SHARED-DEFINED   1,2,3,4,5      14,681,315  -
DOBSON COMMUNICATIONS CORP       CL A    256069105    30,000    4,000,000 SH        SHARED-DEFINED   1,2,3,4,5       4,000,000  -
FEDERATED DEPT STORES INC DE     COM     31410H101    18,391      277,264 SH        SHARED-DEFINED   1,2,3,4,5         277,264  -
FOMENTO ECONOMICO MEXICANO S     SPON
                                 ADR
                                 UNITS   344419106    57,645      795,000 SH        SHARED-DEFINED   1,2,3,4,5         795,000  -
GILDAN ACTIVEWEAR INCORPORATED   COM     375916103   137,026    3,197,800 SH        SHARED-DEFINED   1,2,3,4,5       3,197,800  -
GMX RSC INC                      COM     38011M108    30,974      860,400 SH        SHARED-DEFINED   1,2,3,4,5         860,400  -
GOOGLE INC                       CL A    38259P508    46,132      111,200 SH        SHARED-DEFINED   1,2,3,4,5         111,200  -
GRANT PRIDECO INC                COM     38821G101    35,296      800,000 SH        SHARED-DEFINED   1,2,3,4,5         800,000  -
HYPERCOM CORP                    COM     44913M105    11,105    1,737,800 SH        SHARED-DEFINED   1,2,3,4,5       1,737,800  -
ICONIX BRAND GROUP INC           COM     451055107    29,539    2,898,800 SH        SHARED-DEFINED   1,2,3,4,5       2,898,800  -
INPHONIC INC                     COM     45772G105    21,091    2,427,000 SH        SHARED-DEFINED   1,2,3,4,5       2,427,000  -
INTERCONTINENTALEXCHANGE INC     COM     45865V100    48,040    1,321,600 SH        SHARED-DEFINED   1,2,3,4,5       1,321,600  -
INTERNET CAP GROUP INC           COM
                                 NEW     46059C205     8,296    1,009,300 SH        SHARED-DEFINED   1,2,3,4,5       1,009,300  -
INTERNATIONAL COAL GRP INC N     COM     45928H106     9,500    1,000,000 SH        SHARED-DEFINED   1,2,3,4,5       1,000,000  -
JARDEN CORP                      COM     471109108    60,695    2,013,100 SH        SHARED-DEFINED   1,2,3,4,5       2,013,100  -
LADISH INC                       COM
                                 NEW     505754200     6,593      295,000 SH        SHARED-DEFINED   1,2,3,4,5         295,000  -
MARTIN MARIETTA MATLS INC        COM     573284106    28,033      365,400 SH        SHARED-DEFINED   1,2,3,4,5         365,400  -
MIKOHN GAMING CORP               COM     59862K108    14,519    1,471,000 SH        SHARED-DEFINED   1,2,3,4,5       1,471,000  -
NATCO GROUP INC                  CL A    63227W203    22,715    1,110,200 SH        SHARED-DEFINED   1,2,3,4,5       1,110,200  -
NEXTEL PARTNRS                   CL A    65333F107    16,764      600,000 SH        SHARED-DEFINED   1,2,3,4,5         600,000  -
NRG ENERGY INC                   COM
                                 NEW     629377508   134,919    2,863,300 SH        SHARED-DEFINED   1,2,3,4,5       2,863,300  -
OFFICE DEPOT INC                 COM     676220106    57,305    1,825,000 SH        SHARED-DEFINED   1,2,3,4,5       1,825,000  -
OIL SVC HOLDRS TR                DEPO-
                                 STRY
                                 RCPT    678002106    77,280      600,000 SH  PUT   SHARED-DEFINED   1,2,3,4,5         600,000  -
PERINI CORP                      COM     713839108    12,075      500,000 SH        SHARED-DEFINED   1,2,3,4,5         500,000  -
PLAINS EXPL & PRODTN CO          COM     726505100   140,072    3,525,600 SH        SHARED-DEFINED   1,2,3,4,5       3,525,600  -
PRECISION CASTPARTS CORP         COM     740189105    38,117      735,700 SH        SHARED-DEFINED   1,2,3,4,5         735,700  -
PRECISION CASTPARTS CORP         COM     740189105    33,677      650,000 SH  CALL  SHARED-DEFINED   1,2,3,4,5         650,000  -
SEARS HLDGS CORP                 COM     812350106   127,083    1,100,000 SH        SHARED-DEFINED   1,2,3,4,5       1,100,000  -
TRONOX INC                       CL A    897051108     2,621      200,500 SH        SHARED-DEFINED   1,2,3,4,5         200,500  -
TXU CORP                         COM     873168108    40,804      813,000 SH        SHARED-DEFINED   1,2,3,4,5         813,000  -
ULTRA PETROLEUM CORP             COM     903914109   209,289    3,750,700 SH        SHARED-DEFINED   1,2,3,4,5       3,750,700  -
ULTRA PETROLEUM CORP             COM     903914109   145,080    2,600,000 SH  CALL  SHARED-DEFINED   1,2,3,4,5       2,600,000  -
U S AIRWAYS GROUP                COM     90341W108   102,402    2,757,200 SH        SHARED-DEFINED   1,2,3,4,5       2,757,200  -
VALUEVISION MEDIA INC            CL A    92047K107    25,200    2,000,000 SH        SHARED-DEFINED   1,2,3,4,5      25,200,000  -
WALTER INDS INC                  COM     93317Q105    46,737      940,000 SH        SHARED-DEFINED   1,2,3,4,5         940,000  -
WET SEAL INC                     CL A    961840105    14,459    3,256,500 SH        SHARED-DEFINED   1,2,3,4,5       3,256,500  -

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